Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)
January 31, 2026

Principal Amount		Value
Asset-Backed Securities 2.9%
Other 2.9%
$1,000,000	Bain Capital Credit CLO Ltd., Series 2023-2A, Class D1R, (3 mo. USD Term SOFR + 2.85%), 6.52%, due 7/18/2038	$1,003,193 (a)(b)
1,000,000	Barings CLO Ltd., Series 2020-1A, Class D1R2, (3 mo. USD Term SOFR + 2.75%), 6.42%, due 1/15/2038	1,004,039 (a)(b)
1,000,000	Invesco U.S. CLO Ltd., Series 2025-2A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.67%, due 7/15/2038	999,167 (a)(b)
750,000	Oaktree CLO Ltd., Series 2024-25A, Class E, (3 mo. USD Term SOFR + 6.59%), 10.26%, due 4/20/2037	753,035 (a)(b)
500,000	OCP CLO Ltd., Series 2021-23A, Class ER2, (3 mo. USD Term SOFR + 4.50%), 0.00%, due 1/17/2039	500,698 (a)(b)
1,000,000	Palmer Square CLO Ltd., Series 2024-4A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.67%, due 1/15/2038	1,007,088 (a)(b)
500,000	Signal Peak CLO 11 Ltd., Series 2024-11A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.77%, due 7/18/2037	499,986 (a)(b)
1,000,000	Symphony CLO 44 Ltd., Series 2024-44A, Class D, (3 mo. USD Term SOFR + 3.20%), 6.87%, due 7/14/2037	1,007,187 (a)(b)
Total Asset-Backed Securities (Cost $6,742,500)		6,774,393

Corporate Bonds 135.5%
Advertising 2.1%
Clear Channel Outdoor Holdings, Inc.
230,000	7.75%, due 4/15/2028	230,072 (a)
240,000	7.50%, due 6/1/2029	237,485 (a)
795,000	7.88%, due 4/1/2030	837,029 (a)
580,000	7.13%, due 2/15/2031	604,826 (a)
415,000	7.50%, due 3/15/2033	440,953 (a)
355,000	CMG Media Corp., 8.88%, due 6/18/2029	307,547 (a)
Neptune Bidco U.S., Inc.
1,285,000	9.29%, due 4/15/2029	1,319,446 (a)(c)
40,000	10.38%, due 5/15/2031	42,292 (a)
690,000	9.50%, due 2/15/2033	702,603 (a)
4,722,253
Aerospace & Defense 2.4%
965,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	998,767 (a)(c)
Bombardier, Inc.
480,000	7.25%, due 7/1/2031	509,599 (a)
1,115,000	7.00%, due 6/1/2032	1,170,436 (a)(c)
195,000	6.75%, due 6/15/2033	204,826 (a)
650,000	Goat Holdco LLC, 6.75%, due 2/1/2032	667,565 (a)
TransDigm, Inc.
570,000	6.63%, due 3/1/2032	589,365 (a)
10,000	6.00%, due 1/15/2033	10,189 (a)
535,000	6.38%, due 5/31/2033	544,636 (a)
740,000	6.75%, due 1/31/2034	765,912 (a)(c)
5,461,295
Airlines 0.1%
345,000	United Airlines Holdings, Inc., 5.38%, due 3/1/2031	348,426 (d)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Apparel 1.4%
$1,322,830	Beach Acquisition Bidco LLC, 10.00% Cash/10.75% PIK, due 7/15/2033	$1,455,563 (a)(c)(e)
465,000	Champ Acquisition Corp., 8.38%, due 12/1/2031	495,789 (a)
705,000	S&S Holdings LLC, 8.38%, due 10/1/2031	672,172 (a)
565,000	VF Corp., 2.95%, due 4/23/2030	515,347
3,138,871
Auto Manufacturers 1.1%
Allison Transmission, Inc.
320,000	5.88%, due 6/1/2029	324,024 (a)
665,000	5.88%, due 12/1/2033	674,413 (a)
Nissan Motor Acceptance Co. LLC
155,000	7.05%, due 9/15/2028	160,716 (a)
145,000	5.63%, due 9/29/2028	145,497 (a)
65,000	5.55%, due 9/13/2029	64,615 (a)
115,000	6.13%, due 9/30/2030	114,681 (a)
Nissan Motor Co. Ltd.
235,000	7.50%, due 7/17/2030	246,744 (a)
575,000	4.81%, due 9/17/2030	542,826 (a)
115,000	7.75%, due 7/17/2032	121,368 (a)
120,000	8.13%, due 7/17/2035	128,151 (a)
2,523,035
Auto Parts & Equipment 2.9%
1,490,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 9/15/2032	1,542,195 (a)(c)
565,000	Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/2029	503,105 (a)
1,060,000	Forvia SE, 6.75%, due 9/15/2033	1,086,861 (a)(c)
Goodyear Tire & Rubber Co.
150,000	5.00%, due 7/15/2029	146,900
160,000	5.25%, due 7/15/2031	152,395
120,000	5.63%, due 4/30/2033	114,406
IHO Verwaltungs GmbH
855,000	7.75% Cash/8.50% PIK, due 11/15/2030	898,876 (a)(c)(e)
355,000	8.00% Cash/8.75% PIK, due 11/15/2032	378,331 (a)(e)
ZF North America Capital, Inc.
435,000	6.88%, due 4/14/2028	449,135 (a)
315,000	7.13%, due 4/14/2030	322,367 (a)
485,000	6.75%, due 4/23/2030	486,278 (a)
410,000	7.50%, due 3/24/2031	420,245 (a)
165,000	6.88%, due 4/23/2032	164,532 (a)
6,665,626
Banks 0.3%
745,000	Walker & Dunlop, Inc., 6.63%, due 4/1/2033	763,687 (a)(c)
Biotechnology 0.3%
170,000	BioMarin Pharmaceutical, Inc., 5.50%, due 2/15/2034	170,471 (a)(d)
Genmab AS/Genmab Finance LLC
365,000	6.25%, due 12/15/2032	374,139 (a)
245,000	7.25%, due 12/15/2033	259,298 (a)
803,908
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Building Materials 4.6%
Builders FirstSource, Inc.
$720,000	6.38%, due 3/1/2034	$744,968 (a)
810,000	6.75%, due 5/15/2035	851,010 (a)(c)
385,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	299,281 (a)
315,000	Cornerstone Building Brands, Inc., 9.50%, due 8/15/2029	237,935 (a)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
1,010,000	6.63%, due 12/15/2030	1,045,428 (a)(c)
535,000	6.75%, due 7/15/2031	561,300 (a)
605,000	Jeld-Wen, Inc., 7.00%, due 9/1/2032	378,957 (a)
JH North America Holdings, Inc.
260,000	5.88%, due 1/31/2031	264,428 (a)
490,000	6.13%, due 7/31/2032	499,267 (a)
850,000	Knife River Corp., 7.75%, due 5/1/2031	885,063 (a)(c)
735,000	Masterbrand, Inc., 7.00%, due 7/15/2032	762,214 (a)
340,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, due 4/1/2032	349,201 (a)
925,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	898,628 (a)(c)
780,000	Quikrete Holdings, Inc., 6.38%, due 3/1/2032	808,931 (a)
Standard Building Solutions, Inc.
780,000	6.50%, due 8/15/2032	804,287 (a)
1,025,000	6.25%, due 8/1/2033	1,047,711 (a)(c)
145,000	5.88%, due 3/15/2034	144,859 (a)
10,583,468
Chemicals 3.7%
280,000	Ashland, Inc., 6.88%, due 5/15/2043	295,949
795,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	836,702 (a)
Celanese U.S. Holdings LLC
320,000	7.05%, due 11/15/2030	338,544 (f)
170,000	7.00%, due 2/15/2031	173,889
145,000	7.38%, due 7/15/2032	151,277
140,000	7.20%, due 11/15/2033	148,107 (f)
175,000	7.38%, due 2/15/2034	178,077
920,000	Inversion Escrow Issuer LLC, 6.75%, due 8/1/2032	911,256 (a)
Olympus Water U.S. Holding Corp.
360,000	4.25%, due 10/1/2028	349,903 (a)
1,115,000	6.25%, due 10/1/2029	1,091,050 (a)(c)
185,000	7.25%, due 6/15/2031	189,634 (a)
300,000	7.25%, due 2/15/2033	298,833 (a)
1,260,000	SCIH Salt Holdings, Inc., 6.63%, due 5/1/2029	1,259,379 (a)(c)
WR Grace Holdings LLC
695,000	5.63%, due 8/15/2029	664,197 (a)
975,000	7.38%, due 3/1/2031	995,223 (a)(c)
435,000	6.63%, due 8/15/2032	432,597 (a)
150,000	7.00%, due 8/1/2033	150,188 (a)
8,464,805
Commercial Services 9.4%
890,000	ADT Security Corp., 5.88%, due 10/15/2033	902,237 (a)(c)
965,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, due 5/21/2030	1,005,783 (a)(c)
915,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	962,967 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Services – cont'd
Allied Universal Holdco LLC/Allied Universal Finance Corp.
$1,180,000	6.00%, due 6/1/2029	$1,169,976 (a)(c)
475,000	6.88%, due 6/15/2030	493,290 (a)
Block, Inc.
485,000	5.63%, due 8/15/2030	493,654 (a)(c)
975,000	6.00%, due 8/15/2033	995,946 (a)(c)
645,000	Champions Financing, Inc., 8.75%, due 2/15/2029	625,692 (a)
1,175,000	EquipmentShare.com, Inc., 8.00%, due 3/15/2033	1,239,390 (a)(c)
Garda World Security Corp.
565,000	6.00%, due 6/1/2029	555,955 (a)
420,000	6.50%, due 1/15/2031	430,526 (a)
680,000	8.25%, due 8/1/2032	694,868 (a)
895,000	8.38%, due 11/15/2032	918,866 (a)(c)
Herc Holdings, Inc.
828,000	7.00%, due 6/15/2030	869,038 (a)
245,000	5.75%, due 3/15/2031	246,739 (a)
1,168,000	7.25%, due 6/15/2033	1,236,107 (a)(c)
320,000	6.00%, due 3/15/2034	321,622 (a)
505,000	Mavis Tire Express Services Topco Corp., 6.50%, due 5/15/2029	504,009 (a)
610,000	Raven Acquisition Holdings LLC, 6.88%, due 11/15/2031	611,296 (a)
430,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	438,682 (a)
United Rentals North America, Inc.
650,000	5.25%, due 1/15/2030	657,026
935,000	5.38%, due 11/15/2033	934,450 (a)
1,005,000	Veritiv Operating Co., 10.50%, due 11/30/2030	1,076,101 (a)(c)
1,255,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	1,234,034 (a)
1,515,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	1,592,944 (a)(c)
Williams Scotsman, Inc.
310,000	6.63%, due 6/15/2029	320,497 (a)
170,000	6.63%, due 4/15/2030	176,139 (a)
823,000	7.38%, due 10/1/2031	858,054 (a)(c)
21,565,888
Computers 2.0%
870,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	860,432 (a)(c)
1,275,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	1,343,624 (a)(c)
615,000	CACI International, Inc., 6.38%, due 6/15/2033	638,085 (a)
1,085,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	1,105,219 (a)(c)
595,000	Science Applications International Corp., 5.88%, due 11/1/2033	599,682 (a)
4,547,042
Distribution - Wholesale 1.8%
770,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	768,769 (a)
975,000	RB Global Holdings, Inc., 7.75%, due 3/15/2031	1,016,327 (a)(c)
990,000	Resideo Funding, Inc., 6.50%, due 7/15/2032	1,005,603 (a)
1,265,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	1,332,979 (a)(c)
4,123,678
Diversified Financial Services 7.3%
Azorra Finance Ltd.
775,000	7.75%, due 4/15/2030	815,602 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Financial Services – cont'd
$470,000	7.25%, due 1/15/2031	$492,249 (a)
CrossCountry Intermediate HoldCo LLC
795,000	6.50%, due 10/1/2030	806,917 (a)
355,000	6.75%, due 12/1/2032	357,919 (a)
640,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	655,187 (a)
490,000	Freedom Mortgage Holdings LLC, 8.38%, due 4/1/2032	512,579 (a)
880,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	910,915 (a)
Jane Street Group/JSG Finance, Inc.
670,000	7.13%, due 4/30/2031	704,447 (a)
500,000	6.13%, due 11/1/2032	509,253 (a)
Navient Corp.
785,000	5.50%, due 3/15/2029	767,809
570,000	7.88%, due 6/15/2032	575,313
OneMain Finance Corp.
975,000	6.63%, due 5/15/2029	1,005,008 (c)
470,000	5.38%, due 11/15/2029	468,762
700,000	6.13%, due 5/15/2030	713,576
430,000	7.13%, due 11/15/2031	445,578
1,080,000	7.13%, due 9/15/2032	1,118,449 (c)
360,000	6.50%, due 3/15/2033	361,845
PennyMac Financial Services, Inc.
425,000	7.13%, due 11/15/2030	438,768 (a)
540,000	5.75%, due 9/15/2031	533,283 (a)
330,000	6.88%, due 5/15/2032	337,246 (a)
1,050,000	6.88%, due 2/15/2033	1,071,011 (a)(c)
915,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	959,743 (a)(c)
650,000	Rocket Cos., Inc., 6.38%, due 8/1/2033	674,350 (a)
UWM Holdings LLC
635,000	6.63%, due 2/1/2030	640,483 (a)
155,000	6.25%, due 3/15/2031	154,021 (a)
655,000	Velocity Commercial Capital LLC, 9.38%, due 2/15/2031	664,825 (a)
16,695,138
Electric 6.4%
Alpha Generation LLC
1,405,000	6.75%, due 10/15/2032	1,456,707 (a)(c)
610,000	6.25%, due 1/15/2034	613,958 (a)
580,000	Clearway Energy Operating LLC, 5.75%, due 1/15/2034	582,114 (a)
795,000	Hawaiian Electric Co., Inc., 6.00%, due 10/1/2033	807,093 (a)
1,273,000	Lightning Power LLC, 7.25%, due 8/15/2032	1,354,974 (a)(c)
NRG Energy, Inc.
850,000	10.25%, due 3/15/2028	936,055 (a)(c)(g)(h)
655,000	6.00%, due 2/1/2033	667,568 (a)
1,170,000	5.75%, due 1/15/2034	1,177,759 (a)(c)
600,000	6.00%, due 1/15/2036	606,262 (a)(c)
Talen Energy Supply LLC
750,000	6.25%, due 2/1/2034	760,095 (a)
750,000	6.50%, due 2/1/2036	768,933 (a)
Vistra Operations Co. LLC
480,000	7.75%, due 10/15/2031	507,898 (a)
1,395,000	6.88%, due 4/15/2032	1,465,782 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Electric – cont'd
$790,000	6.95%, due 10/15/2033	$875,999 (a)
1,305,000	VoltaGrid LLC, 7.38%, due 11/1/2030	1,321,719 (a)(c)
705,000	XPLR Infrastructure Operating Partners LP, 7.75%, due 4/15/2034	718,639 (a)
14,621,555
Electrical Components & Equipment 0.3%
625,000	EnerSys, 6.63%, due 1/15/2032	647,339 (a)
Electronics 0.7%
1,435,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	1,499,061 (a)(c)
Engineering & Construction 0.7%
545,000	Artera Services LLC, 8.50%, due 2/15/2031	443,002 (a)
340,000	Brand Industrial Services, Inc., 10.38%, due 8/1/2030	325,971 (a)
Global Infrastructure Solutions, Inc.
395,000	5.63%, due 6/1/2029	395,821 (a)
430,000	7.50%, due 4/15/2032	460,530 (a)
1,625,324
Entertainment 4.3%
Churchill Downs, Inc.
60,000	5.75%, due 4/1/2030	60,325 (a)
1,285,000	6.75%, due 5/1/2031	1,323,979 (a)(c)
1,335,000	Light & Wonder International, Inc., 6.25%, due 10/1/2033	1,351,688 (a)(c)
1,250,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	1,227,928 (a)(c)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
525,000	8.25%, due 4/15/2030	547,391 (a)(c)
160,000	11.88%, due 4/15/2031	168,057 (a)
675,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	659,892 (a)
925,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	912,855 (a)
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
335,000	6.50%, due 10/1/2028	334,601
325,000	5.25%, due 7/15/2029	312,067
325,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, due 1/15/2032	331,646 (a)
630,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	643,761 (a)
Warnermedia Holdings, Inc.
1,155,000	4.28%, due 3/15/2032	1,016,400 (c)
940,000	5.05%, due 3/15/2042	660,350
215,000	5.14%, due 3/15/2052	142,895
165,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, due 3/15/2033	168,107 (a)
9,861,942
Environmental Control 1.2%
705,000	Luna 1.5 SARL, 12.00%, due 7/1/2032	743,989 (a)(e)
1,905,000	Madison IAQ LLC, 5.88%, due 6/30/2029	1,902,631 (a)(c)
2,646,620
Food 1.9%
650,000	Albertsons Cos., Inc., 5.63%, due 3/31/2032	649,341 (a)(d)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
275,000	5.50%, due 3/31/2031	275,486 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Food – cont'd
$905,000	6.25%, due 3/15/2033	$924,097 (a)(c)
670,000	5.75%, due 3/31/2034	658,927 (a)(i)
455,000	Froneri Lux FinCo SARL, 6.00%, due 8/1/2032	460,743 (a)
Performance Food Group, Inc.
170,000	4.25%, due 8/1/2029	166,456 (a)
690,000	6.13%, due 9/15/2032	708,670 (a)
470,000	U.S. Foods, Inc., 5.75%, due 4/15/2033	478,127 (a)
4,321,847
Food Service 0.5%
TKC Holdings, Inc.
450,000	6.88%, due 5/15/2028	453,117 (a)
760,000	10.50%, due 5/15/2029	781,597 (a)
1,234,714
Forest Products & Paper 0.4%
900,000	Ahlstrom Holding 3 Oy, 4.88%, due 2/4/2028	889,850 (a)(c)
Healthcare - Products 1.0%
1,235,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	1,287,487 (a)(c)
875,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, due 4/1/2029	903,097 (a)(c)
2,190,584
Healthcare - Services 5.9%
500,000	Acadia Healthcare Co., Inc., 5.00%, due 4/15/2029	480,031 (a)
CHS/Community Health Systems, Inc.
285,000	6.88%, due 4/15/2029	262,072 (a)
40,000	6.13%, due 4/1/2030	32,918 (a)
550,000	5.25%, due 5/15/2030	518,603 (a)
268,000	10.88%, due 1/15/2032	288,512 (a)
530,000	9.75%, due 1/15/2034	552,569 (a)
1,250,000	Global Medical Response, Inc., 7.38%, due 10/1/2032	1,292,488 (a)(c)
470,000	IQVIA, Inc., 6.50%, due 5/15/2030	486,861 (a)
LifePoint Health, Inc.
160,000	5.38%, due 1/15/2029	155,360 (a)
785,000	9.88%, due 8/15/2030	842,175 (a)
1,080,000	10.00%, due 6/1/2032	1,139,421 (a)(c)
Molina Healthcare, Inc.
320,000	6.50%, due 2/15/2031	327,951 (a)
1,620,000	6.25%, due 1/15/2033	1,631,429 (a)(c)
660,000	Select Medical Corp., 6.25%, due 12/1/2032	640,519 (a)
790,000	Star Parent, Inc., 9.00%, due 10/1/2030	833,823 (a)
1,460,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	1,469,947 (a)(c)
535,000	TEAM Services Holding, Inc., 9.00%, due 2/15/2033	535,000 (a)(d)(j)
2,015,000	Tenet Healthcare Corp., 6.00%, due 11/15/2033	2,073,500 (a)(c)
13,563,179
Home Builders 2.1%
695,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	707,156 (a)
220,000	Installed Building Products, Inc., 5.63%, due 2/1/2034	221,265 (a)
K Hovnanian Enterprises, Inc.
530,000	8.00%, due 4/1/2031	542,967 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Home Builders – cont'd
$335,000	8.38%, due 10/1/2033	$342,368 (a)
595,000	LGI Homes, Inc., 7.00%, due 11/15/2032	580,314 (a)
1,110,000	Mattamy Group Corp., 6.00%, due 12/15/2033	1,090,651 (a)(c)
1,335,000	Taylor Morrison Communities, Inc., 5.75%, due 11/15/2032	1,370,271 (a)(c)
4,854,992
Home Furnishings 0.2%
Whirlpool Corp.
265,000	6.13%, due 6/15/2030	265,691
265,000	6.50%, due 6/15/2033	261,500
527,191
Insurance 5.1%
Acrisure LLC/Acrisure Finance, Inc.
1,005,000	8.25%, due 2/1/2029	1,042,037 (a)(c)
235,000	8.50%, due 6/15/2029	245,749 (a)
1,120,000	7.50%, due 11/6/2030	1,159,526 (a)(c)
425,000	6.75%, due 7/1/2032	435,711 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
475,000	7.00%, due 1/15/2031	492,460 (a)
380,000	6.50%, due 10/1/2031	390,583 (a)
665,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, due 7/15/2033	678,014 (a)(c)
885,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	910,067 (a)(c)
1,190,000	Broadstreet Partners Group LLC, 5.88%, due 4/15/2029	1,187,188 (a)(c)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
380,000	7.25%, due 2/15/2031	393,023 (a)
760,000	8.13%, due 2/15/2032	774,392 (a)
130,000	8.13%, due 2/15/2032	132,462 (a)(d)
HUB International Ltd.
1,355,000	7.25%, due 6/15/2030	1,413,745 (a)(c)
855,000	7.38%, due 1/31/2032	895,618 (a)(c)
960,000	Jones Deslauriers Insurance Management, Inc., 6.88%, due 10/1/2033	935,743 (a)(c)
495,000	USI, Inc., 7.50%, due 1/15/2032	518,201 (a)
11,604,519
Internet 0.9%
320,000	Gen Digital, Inc., 6.25%, due 4/1/2033	321,542 (a)
225,000	Rakuten Group, Inc., 9.75%, due 4/15/2029	252,079 (a)
Wayfair LLC
510,000	7.25%, due 10/31/2029	533,250 (a)
835,000	6.75%, due 11/15/2032	863,033 (a)
1,969,904
Iron - Steel 2.0%
640,000	Carpenter Technology Corp., 5.63%, due 3/1/2034	649,453 (a)
445,000	Champion Iron Canada, Inc., 7.88%, due 7/15/2032	476,020 (a)
Cleveland-Cliffs, Inc.
500,000	6.88%, due 11/1/2029	519,603 (a)
420,000	7.50%, due 9/15/2031	443,215 (a)
520,000	7.00%, due 3/15/2032	533,643 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Iron - Steel – cont'd
$1,830,000	Mineral Resources Ltd., 7.00%, due 4/1/2031	$1,923,249 (a)(c)
4,545,183
Leisure Time 3.4%
950,000	Acushnet Co., 5.63%, due 12/1/2033	958,930 (a)
950,000	Carnival Corp., 6.13%, due 2/15/2033	977,272 (a)
975,000	Lindblad Expeditions LLC, 7.00%, due 9/15/2030	1,017,838 (a)(c)
1,795,000	NCL Corp. Ltd., 6.75%, due 2/1/2032	1,839,527 (a)(c)
1,195,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	1,223,055 (a)(c)
1,585,000	Viking Cruises Ltd., 5.88%, due 10/15/2033	1,606,860 (a)(c)
230,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	230,010 (a)
7,853,492
Lodging 0.5%
650,000	Hilton Domestic Operating Co., Inc., 5.88%, due 4/1/2029	665,036 (a)
495,000	Travel & Leisure Co., 6.13%, due 9/1/2033	500,258 (a)
1,165,294
Machinery - Construction & Mining 1.2%
1,040,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	1,129,552 (a)(c)
1,535,000	Terex Corp., 6.25%, due 10/15/2032	1,571,701 (a)(c)
2,701,253
Machinery - Diversified 1.2%
550,000	Columbus McKinnon Corp., 7.13%, due 2/1/2033	552,860 (a)
1,035,000	Lsf12 Helix Parent LLC, 7.13%, due 2/1/2033	1,038,038 (a)(d)
1,055,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,083,955 (a)(c)
2,674,853
Media 5.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
1,020,000	5.38%, due 6/1/2029	1,008,683 (a)(c)
735,000	4.75%, due 3/1/2030	702,146 (a)
1,090,000	4.25%, due 2/1/2031	997,944 (a)(c)
830,000	7.38%, due 3/1/2031	853,750 (a)
220,000	4.75%, due 2/1/2032	200,945 (a)
520,000	4.50%, due 5/1/2032	466,641
390,000	4.50%, due 6/1/2033	341,238 (a)
440,000	4.25%, due 1/15/2034	371,664 (a)
CSC Holdings LLC
510,000	5.50%, due 4/15/2027	450,148 (a)
355,000	5.38%, due 2/1/2028	264,954 (a)
480,000	7.50%, due 4/1/2028	287,198 (a)
815,000	11.25%, due 5/15/2028	653,211 (a)
860,000	11.75%, due 1/31/2029	627,083 (a)(c)
345,000	6.50%, due 2/1/2029	220,903 (a)
710,000	5.75%, due 1/15/2030	279,069 (a)
205,000	4.50%, due 11/15/2031	124,357 (a)
355,000	Discovery Communications LLC, 4.13%, due 5/15/2029	344,843
DISH DBS Corp.
1,040,000	7.38%, due 7/1/2028	999,004 (c)
590,000	5.75%, due 12/1/2028	570,959 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Media – cont'd
$340,000	5.13%, due 6/1/2029	$300,906
McGraw-Hill Education, Inc.
395,000	8.00%, due 8/1/2029	398,594 (a)
490,000	7.38%, due 9/1/2031	515,141 (a)
710,000	Midcontinent Communications, 8.00%, due 8/15/2032	683,140 (a)
11,662,521
Metal Fabricate - Hardware 0.1%
300,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	306,730 (a)
Mining 3.6%
1,275,000	Capstone Copper Corp., 6.75%, due 3/31/2033	1,321,191 (a)(c)
745,000	Century Aluminum Co., 6.88%, due 8/1/2032	771,497 (a)
230,000	Constellium SE, 6.38%, due 8/15/2032	237,853 (a)
First Quantum Minerals Ltd.
605,000	8.00%, due 3/1/2033	649,202 (a)
510,000	7.25%, due 2/15/2034	535,805 (a)
615,000	Fortescue Treasury Pty. Ltd., 6.13%, due 4/15/2032	640,477 (a)
1,135,000	Kaiser Aluminum Corp., 5.88%, due 3/1/2034	1,143,437 (a)(c)
Novelis Corp.
970,000	4.75%, due 1/30/2030	940,250 (a)(c)
890,000	6.88%, due 1/30/2030	922,441 (a)(c)
985,000	Taseko Mines Ltd., 8.25%, due 5/1/2030	1,045,520 (a)(c)
8,207,673
Miscellaneous Manufacturer 1.8%
1,615,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	1,671,430 (a)(c)
405,000	Avient Corp., 6.25%, due 11/1/2031	416,392 (a)
1,015,937	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	1,054,414 (a)(c)(e)
1,055,000	Enpro, Inc., 6.13%, due 6/1/2033	1,084,824 (a)(c)
4,227,060
Oil & Gas 7.4%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
635,000	5.88%, due 6/30/2029	639,306 (a)
1,120,000	6.63%, due 10/15/2032	1,160,740 (a)(c)
960,000	BKV Upstream Midstream LLC, 7.50%, due 10/15/2030	972,230 (a)(c)
1,200,000	Caturus Energy LLC, 8.50%, due 2/15/2030	1,251,156 (a)(c)
332,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	334,117 (a)
Crescent Energy Finance LLC
240,000	7.63%, due 4/1/2032	238,052 (a)
410,000	7.38%, due 1/15/2033	396,789 (a)
415,000	8.38%, due 1/15/2034	418,928 (a)
750,000	DBR Land Holdings LLC, 6.25%, due 12/1/2030	768,285 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
503,000	5.75%, due 2/1/2029	503,121 (a)
425,000	6.00%, due 4/15/2030	418,165 (a)
268,000	6.00%, due 2/1/2031	258,816 (a)
365,000	8.38%, due 11/1/2033	378,954 (a)
220,000	6.88%, due 5/15/2034	212,020 (a)
325,000	7.25%, due 2/15/2035	314,481 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas – cont'd
Matador Resources Co.
$625,000	6.50%, due 4/15/2032	$636,405 (a)
185,000	6.25%, due 4/15/2033	186,452 (a)
640,000	Northern Oil & Gas, Inc., 7.88%, due 10/15/2033	646,156 (a)
Permian Resources Operating LLC
650,000	5.88%, due 7/1/2029	652,183 (a)
825,000	7.00%, due 1/15/2032	864,848 (a)
990,000	6.25%, due 2/1/2033	1,019,849 (a)(c)
SM Energy Co.
580,000	8.38%, due 7/1/2028	596,993 (a)
400,000	8.63%, due 11/1/2030	423,050 (a)
445,000	7.00%, due 8/1/2032	446,140 (a)
400,000	9.63%, due 6/15/2033	437,475 (a)
1,120,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	1,108,303 (a)(c)
Transocean International Ltd.
490,000	8.25%, due 5/15/2029	499,246 (a)
495,000	8.50%, due 5/15/2031	503,857 (a)
625,000	7.88%, due 10/15/2032	659,273 (a)
16,945,390
Oil & Gas Services 2.8%
765,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	792,997 (a)
Kodiak Gas Services LLC
735,000	6.50%, due 10/1/2033	752,848 (a)
735,000	6.75%, due 10/1/2035	759,458 (a)
1,405,000	Star Holding LLC, 8.75%, due 8/1/2031	1,408,431 (a)(c)
USA Compression Partners LP/USA Compression Finance Corp.
1,050,000	7.13%, due 3/15/2029	1,087,190 (a)(c)
330,000	6.25%, due 10/1/2033	334,289 (a)
WBI Operating LLC
705,000	6.25%, due 10/15/2030	710,287 (a)
515,000	6.50%, due 10/15/2033	519,867 (a)
6,365,367
Packaging & Containers 3.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
1,615,000	4.00%, due 9/1/2029	1,534,093 (a)(c)
485,000	6.25%, due 1/30/2031	498,420 (a)
Clydesdale Acquisition Holdings, Inc.
345,000	6.88%, due 1/15/2030	349,485 (a)
255,000	6.75%, due 4/15/2032	256,990 (a)
325,000	Graphic Packaging International LLC, 6.38%, due 7/15/2032	328,641 (a)
Mauser Packaging Solutions Holding Co.
960,000	7.88%, due 4/15/2030	978,000 (a)
1,925,000	9.25%, due 4/15/2030	1,893,629 (a)(c)
310,000	Sealed Air Corp., 6.50%, due 7/15/2032	321,825 (a)(c)
320,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	333,209 (a)
855,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	856,162 (a)(c)
Trivium Packaging Finance BV
558,000	8.25%, due 7/15/2030	595,427 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Packaging & Containers – cont'd
$615,000	12.25%, due 1/15/2031	$672,939 (a)
8,618,820
Pharmaceuticals 2.2%
2,354,000	1261229 BC Ltd., 10.00%, due 4/15/2032	2,415,809 (a)(c)
355,000	AdaptHealth LLC, 6.13%, due 8/1/2028	356,297 (a)
70,000	Bausch Health Americas, Inc., 8.50%, due 1/31/2027	69,413 (a)
Bausch Health Cos., Inc.
550,000	5.00%, due 1/30/2028	470,825 (a)
289,000	4.88%, due 6/1/2028	267,321 (a)
75,000	11.00%, due 9/30/2028	77,968 (a)
360,000	5.00%, due 2/15/2029	274,500 (a)
165,000	5.25%, due 1/30/2030	117,356 (a)
810,000	Grifols SA, 4.75%, due 10/15/2028	798,003 (a)
Organon & Co./Organon Foreign Debt Co-Issuer BV
115,000	6.75%, due 5/15/2034	112,376 (a)
110,000	7.88%, due 5/15/2034	103,404 (a)
5,063,272
Pipelines 10.2%
1,415,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 2/1/2032	1,469,905 (a)(c)
830,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, due 12/15/2033	892,240 (a)
Energy Transfer LP
185,000	8.00%, due 5/15/2054	197,689 (g)
100,000	7.13%, due 10/1/2054	103,335 (g)
455,000	6.50%, due 2/15/2056	455,022 (g)
350,000	6.75%, due 2/15/2056	352,495 (g)
1,315,000	Excelerate Energy LP, 8.00%, due 5/15/2030	1,406,236 (a)(c)
Genesis Energy LP/Genesis Energy Finance Corp.
895,000	8.25%, due 1/15/2029	933,016
608,000	7.88%, due 5/15/2032	634,456
600,000	8.00%, due 5/15/2033	626,197
485,000	Global Partners LP/GLP Finance Corp., 7.13%, due 7/1/2033	496,789 (a)
1,100,000	Golar LNG Ltd., 7.50%, due 10/2/2030	1,100,938 (a)(c)
Harvest Midstream I LP
1,190,000	7.50%, due 9/1/2028	1,206,354 (a)(c)
145,000	7.50%, due 5/15/2032	151,453 (a)
Howard Midstream Energy Partners LLC
1,320,000	7.38%, due 7/15/2032	1,394,323 (a)(c)
365,000	6.63%, due 1/15/2034	374,636 (a)
NGL Energy Operating LLC/NGL Energy Finance Corp.
1,120,000	8.13%, due 2/15/2029	1,162,257 (a)(c)
195,000	8.38%, due 2/15/2032	204,098 (a)
Rockies Express Pipeline LLC
865,000	6.75%, due 3/15/2033	912,393 (a)(c)
270,000	7.50%, due 7/15/2038	295,553 (a)
455,000	6.88%, due 4/15/2040	465,795 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
450,000	7.38%, due 2/15/2029	466,502 (a)
220,000	6.00%, due 12/31/2030	223,251 (a)
215,000	6.00%, due 9/1/2031	216,358 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
$565,000	6.75%, due 3/15/2034	$575,007 (a)
570,000	TransMontaigne Partners LLC, 8.50%, due 6/15/2030	591,329 (a)
Venture Global LNG, Inc.
665,000	8.13%, due 6/1/2028	680,759 (a)
775,000	9.50%, due 2/1/2029	825,274 (a)
605,000	7.00%, due 1/15/2030	608,749 (a)
820,000	8.38%, due 6/1/2031	838,708 (a)
540,000	9.88%, due 2/1/2032	570,940 (a)
Venture Global Plaquemines LNG LLC
580,000	6.13%, due 12/15/2030	596,995 (a)
452,000	7.50%, due 5/1/2033	495,558 (a)
475,000	6.50%, due 1/15/2034	492,954 (a)
365,000	6.50%, due 6/15/2034	378,005 (a)
453,000	7.75%, due 5/1/2035	505,142 (a)
475,000	6.75%, due 1/15/2036	497,923 (a)
23,398,634
Real Estate Investment Trusts 3.6%
1,325,000	Blackstone Mortgage Trust, Inc., 7.75%, due 12/1/2029	1,420,294 (a)(c)
Brandywine Operating Partnership LP
660,000	8.88%, due 4/12/2029	709,126
90,000	6.13%, due 1/15/2031	87,200
595,000	EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 9/30/2030	601,361 (a)
690,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, due 2/1/2030	710,886 (a)
645,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	659,418 (a)
635,000	RHP Hotel Properties LP/RHP Finance Corp., 6.50%, due 6/15/2033	658,236 (a)
1,290,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	1,224,158 (a)(c)
Starwood Property Trust, Inc.
1,140,000	6.50%, due 7/1/2030	1,187,156 (a)(c)
580,000	6.50%, due 10/15/2030	604,035 (a)
445,000	XHR LP, 4.88%, due 6/1/2029	438,677 (a)
8,300,547
Retail 4.3%
1,510,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	1,613,612 (a)(c)
340,000	Group 1 Automotive, Inc., 4.00%, due 8/15/2028	332,494 (a)
865,000	LCM Investments Holdings II LLC, 8.25%, due 8/1/2031	911,240 (a)(c)
285,000	Macy's Retail Holdings LLC, 7.38%, due 8/1/2033	300,952 (a)
Michaels Cos., Inc.
395,000	5.25%, due 5/1/2028	390,692 (a)
515,000	7.88%, due 5/1/2029	501,769 (a)
Nordstrom, Inc.
170,000	4.38%, due 4/1/2030	162,298
395,000	4.25%, due 8/1/2031	365,317
745,000	Petco Health & Wellness Co., Inc., 8.25%, due 2/1/2031	746,951 (a)(d)
PetSmart LLC/PetSmart Finance Corp.
965,000	7.50%, due 9/15/2032	989,570 (a)(c)
440,000	10.00%, due 9/15/2033	457,846 (a)
1,625,000	QXO Building Products, Inc., 6.75%, due 4/30/2032	1,674,530 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Retail – cont'd
$490,000	Staples, Inc., 10.75%, due 9/1/2029	$481,490 (a)
1,000,000	White Cap Supply Holdings LLC, 7.38%, due 11/15/2030	1,038,683 (a)(c)
9,967,444
Semiconductors 0.5%
1,200,000	Amkor Technology, Inc., 5.88%, due 10/1/2033	1,222,925 (a)(c)
Software 2.6%
635,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	615,851 (a)
1,155,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	1,073,807 (a)(c)
Cloud Software Group, Inc.
1,150,000	6.50%, due 3/31/2029	1,142,833 (a)(c)
590,000	9.00%, due 9/30/2029	595,765 (a)
305,000	8.25%, due 6/30/2032	310,210 (a)
510,000	CoreWeave, Inc., 9.00%, due 2/1/2031	495,852 (a)
470,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	462,505 (a)
710,000	Fair Isaac Corp., 6.00%, due 5/15/2033	723,444 (a)
610,000	UKG, Inc., 6.88%, due 2/1/2031	609,508 (a)
6,029,775
Telecommunications 6.9%
Altice France SA
800,306	9.50%, due 11/1/2029	821,336 (a)
251,250	6.88%, due 10/15/2030	247,007 (a)
120,000	6.50%, due 10/15/2031	116,979 (a)
220,000	6.50%, due 4/15/2032	214,876 (a)
638,750	6.88%, due 7/15/2032	623,767 (a)
Bell Telephone Co. of Canada or Bell Canada
675,000	6.88%, due 9/15/2055	699,346 (g)
640,000	7.00%, due 9/15/2055	671,251 (g)
570,000	Cipher Compute LLC, 7.13%, due 11/15/2030	587,334 (a)
EchoStar Corp.
1,275,000	10.75%, due 11/30/2029	1,397,680 (c)
340,756	6.75% Cash/6.75% PIK, due 11/30/2030	346,800 (e)
Fibercop SpA
705,000	6.38%, due 11/15/2033	713,996 (a)
485,000	6.00%, due 9/30/2034	470,980 (a)
610,000	7.20%, due 7/18/2036	617,210 (a)
395,000	Iliad Holding SAS, 7.00%, due 4/15/2032	404,859 (a)
Level 3 Financing, Inc.
225,000	3.75%, due 7/15/2029	207,563 (a)
260,000	6.88%, due 6/30/2033	267,928 (a)
1,230,000	7.00%, due 3/31/2034	1,274,040 (a)(c)
580,000	8.50%, due 1/15/2036	593,766 (a)
405,000	Lumen Technologies, Inc., 4.50%, due 1/15/2029	379,791 (a)
Rogers Communications, Inc.
600,000	7.00%, due 4/15/2055	622,363 (g)
695,000	7.13%, due 4/15/2055	728,810 (g)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
870,000	6.50%, due 2/15/2029	846,149 (a)(c)
60,000	8.63%, due 6/15/2032	60,450 (a)(d)
515,000	Uniti Services LLC, 7.50%, due 10/15/2033	531,713 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
$540,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	$493,429 (a)
975,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	1,021,337 (a)(c)
824,568	Zayo Group Holdings, Inc., 9.25%, due 3/9/2030	805,154 (a)
		15,765,914
Transportation 0.8%
1,745,000	XPO, Inc., 7.13%, due 2/1/2032	1,834,429 (a)(c)
Trucking & Leasing 0.5%
	FTAI Aviation Investors LLC
210,000	7.88%, due 12/1/2030	222,664 (a)
850,000	7.00%, due 5/1/2031	894,343 (a)(c)
		1,117,007
Total Corporate Bonds (Cost $305,167,685)		310,439,324

Loan Assignments(b) 1.7%
Commercial Services & Supplies 0.2%
613,140	Crash Champions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.57%, due 2/23/2029	569,583
Health Care Providers & Services 0.9%
693,263	Aveanna Healthcare LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 7.42%, due 9/17/2032	692,007
341,296	National Mentor Holdings, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 6.00%), 9.67%, due 12/12/2030	340,965
918,732	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.67%, due 9/27/2030	918,898
		1,951,870
Hotels, Restaurants & Leisure 0.3%
615,000	Catawba Nation Gaming Authority, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.42%, due 3/29/2032	626,685
IT Services 0.2%
447,113	Rackspace Finance LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.04%, due 5/15/2028	440,827
Machinery 0.1%
307,604	Engineered Machinery Holdings, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 9.93%, due 5/21/2029	309,142 (k)
Total Loan Assignments (Cost $3,863,799)		3,898,107
Number of Shares

Common Stocks 0.1%
Diversified Telecommunication Services 0.1%
8,466	Luxco Co. Ltd. (Cost $177,959)	159,338 *
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 2.2%
Investment Companies 2.2%
4,939,646	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.65%(l) (Cost $4,939,646)	$4,939,646
Total Investments 142.4% (Cost $320,891,589)		326,210,808
Liabilities Less Other Assets (24.9)%		(57,117,798)
Liquidation Preference of Mandatory Redeemable Preferred Shares (net of unamortized deferred issuance cost of $15,328) (17.5)%		(39,984,672)(m)
Net Assets Applicable to Common Stockholders 100.0%		$229,108,338

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2026, these securities amounted to $294,339,735, which represents 128.5% of net assets applicable to common stockholders of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2026 and changes periodically.
(c)	All or a portion of this security is pledged with the custodian in connection with the Fund's loans payable outstanding.
(d)	When-issued security. Total value of all such securities at January 31, 2026 amounted to $3,681,139, which represents 1.6% of net assets applicable to common stockholders of the Fund.
(e)	Payment-in-kind (PIK) security.
(f)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2026.

(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(i)	All or a portion of this security was purchased on a delayed delivery basis.
(j)
Security fair valued as of January 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2026 amounted to $535,000, which represents
0.2% of net assets applicable to common stockholders of the Fund.

(k)	Value determined using significant unobservable inputs.
(l)	Represents 7-day effective yield as of January 31, 2026.
(m)	Fair valued as of January 31, 2026 in accordance with procedures approved by the valuation designee.
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$276,954,297	120.9%
Canada	14,300,268	6.2%
Cayman Islands	5,682,948	2.5%
France	3,675,023	1.6%
Germany	3,119,764	1.3%
Australia	2,563,726	1.1%
United Kingdom	2,254,049	1.0%
Jersey	2,002,360	0.9%
Italy	1,802,186	0.8%
Luxembourg	1,749,772	0.8%
Japan	1,291,168	0.6%
Netherlands	1,268,366	0.5%
Zambia	1,185,007	0.5%
Cameroon, Republic of	1,100,938	0.5%
Finland	889,850	0.4%
Spain	798,003	0.3%
Denmark	633,437	0.3%
Liquidation Preference of Mandatory Redeemable Preferred Shares (net of unamortized deferred issuance cost of $15,328)	(39,984,672)	(17.5)%
Short-Term Investments and Other Liabilities—Net	(52,178,152)	(22.7)%
	$229,108,338	100.0%
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities#	$—	$6,774,393	$—	$6,774,393
Corporate Bonds#	—	310,439,324	—	310,439,324
Loan Assignments
Machinery	—	—	309,142	309,142
Other Loan Assignments#	—	3,588,965	—	3,588,965
Total Loan Assignments	—	3,588,965	309,142	3,898,107
Common Stocks#	—	159,338	—	159,338
Short-Term Investments	—	4,939,646	—	4,939,646
Total Investments	$—	$325,901,666	$309,142	$326,210,808

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2026
Investments in Securities:
Loan Assignments(1)(2)	$—	$—	$—	$1	$—	$—	$308	$—	$309	$1
Total	$—	$—	$—	$1	$—	$—	$308	$—	$309	$1
(1) Transfers into Level 3 were attributable to observable market data becoming unobservable for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

(2) Includes securities categorized as Level 3 that were valued using a single quotation obtained from a dealer.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s Mandatory Redeemable Preferred Shares as of January 31, 2026:
Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Mandatory Redeemable Preferred Shares(a)	$—	$(40,000,000)	$—	$(40,000,000)
Total Other Financial Instruments	$—	$(40,000,000)	$—	$(40,000,000)

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

January 31, 2026
Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in common stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e.,the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited)  (cont’d)
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of the Fund's Mandatory Redeemable Preferred Shares is estimated to be their liquidation preference (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited) (cont'd)
Legend

Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
USD	= United States Dollar
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.